Income Taxes (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax [Line Items]
Income Tax Expense (Benefit)	$ 30,000	$ 48,000	$ 141,000	$ (81,000)
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	(4.70%)	48.20%
Deferred Tax Assets, Operating Loss Carryforwards, Domestic			174,200,000	172,700,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign			4,600,000	3,400,000
Undistributed Earnings of Foreign Subsidiaries			21,700,000
Withholding Of Taxes			3,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate			282,000
Income Tax Examination, Penalties and Interest Accrued, Total			304,000
Income Tax Examination, Penalties and Interest Expense, Total			60,000
Pre-Quasi-Reorganization [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance			61,300,000
Post-Quasi-Reorganization [Member]
Income Tax [Line Items]
Deferred Tax Assets, Valuation Allowance			$ 4,700,000